FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Concentration of Currency Risk
	December 31, 2024
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(87)	(45)	955	50	106
Other receivables	(52)	(27)	568	30	63
Trade payables	115	60	(933)	(67)	(141)
Other payables	154	81	(1,495)	(89)	(188)
Total NIS-linked balances	130	69	(905)	(76)	(160)
Euro-linked trade payables	(83)	(44)	(919)	48	102
Total	47	25	(1,824)	(28)	(58)

	December 31, 2023
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(132)	(69)	1,457	77	162
Short term deposit	(251)	(131)	2,758	145	306
Other receivables	(31)	(16)	344	18	38
Trade payables	243	127	(2,670)	(141)	(297)
Other payables	169	89	(1,853)	(98)	(207)
Total NIS-linked balances	(2)	0	36	1	2
Euro-linked trade payables	(117)	(61)	(1,283)	67	142
Total	(119)	(61)	(1,247)	68	144

Schedule of Linkage of Monetary Items
	December 31, 2023			December 31, 2024
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	2,768	1,457	30	9,428	955	53
Short-term bank deposits	35,981	2,758	-	9,126	-	-
Other receivables	480	350	-	819	568	91
	39,229	4,565	30	19,373	1,523	144
Liabilities:
Current liabilities:
Current maturities of long-term loan	3,145	-	-	4,479	-	-
Accounts payable and accruals:
Trade	6,663	2,670	1,536	3,549	933	1,101
Other	1,500	1,853	-	1,636	1,495	-
Non-current liabilities
Long-term loan, net of current maturities	6,628	-	-	8,958	-	-
	17,936	4,523	1,536	18,622	2,428	1,101
Net balance	21,293	42	(1,506)	751	(905)	(957)

Schedule of Credit Risk
	December 31,
	2023	2024
	in USD thousands
Assets:
Cash and cash equivalents	4,255	10,436
Short-term bank deposits	38,739	9,126
Trade receivables	358	2,476
Other receivables	830	1,478
Total	44,182	23,516

Schedule of Changes in Financial Liabilities With Cash Flows Included in Financing Activities
	Long-term loan	Warrants	Total
	in USD thousands
Balance as of January 1, 2022	2,757	1,859	4,616
Changes during the year 2022:
Net proceeds	9,126	9,075	18,201
Principal and interest payments	(3,177)	-	(3,177)
Amounts recognized through profit and loss	1,462	(6,425)	(4,963)
Balance as of December 31, 2022	10,168	4,509	14,677
Changes during the year 2023:
Principal and interest payments	(1,543)	-	(1,543)
Amounts recognized through profit and loss	1,148	11,054	12,202
Share premium resulting from exercise of warrants	-	(3,631)	(3,631)
Balance as of December 31, 2023	9,773	11,932	21,705
Changes during the year 2024:
Net proceeds	19,223	8,724	27,947
Principal and interest payments	(22,795)	-	(22,795)
Amounts recognized through profit and loss	7,236	(18,965)	(11,729)
Balance as of December 31, 2024	13,437	1,691	15,128

Schedule of Fair Value Measurement of Warrants
Warrants
in USD thousands
Balance as of January 1, 2022	1,859
Changes during 2022:
Issuances	9,075
Changes in fair value through profit and loss	(6,425)
Balance as of December 31, 2022	4,509
Changes during 2023:
Exercises	(3,631)
Changes in fair value through profit and loss	11,054
Balance as of December 31, 2023	11,932
Changes during 2024:
Issuances	8,724
Changes in fair value through profit and loss	(18,965)
Balance as of December 31, 2024	1,691